Shareholders Equity (USD $)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at May. 04, 2010	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at May. 04, 2010	0
Common stock issued at par value, shares		15,000,000
Common stock issued at par value, amount		15,000			15,000
Net loss				(7,905)	(7,905)
Ending Balance, amount at Dec. 31, 2010	0	15,000	0	(7,905)	7,095
Ending Balance, shares at Dec. 31, 2010	0	15,000,000
Related party liabilities forgiven			5,027		5,027
Operating capital contributed			15,000		15,000
Issuance of restricted common stock, shares	50,000,000
Issuance of restricted common stock, amount	50,000		450,000		500,000
Net loss				(549,219)	(549,219)
Ending Balance, amount at Dec. 31, 2011	$ 50,000	$ 15,000	$ 470,027	$ (557,124)	$ (22,097)
Ending Balance, shares at Dec. 31, 2011	50,000,000	15,000,000